Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth information on the compensation paid to our chief executive officer and the other named executive offices along with the cumulative total shareholder return of the Company and a peer group index, the Company’s net income and the Company’s Bank level core return on average assets (“ROAA”), which is the most important financial measure (that is not otherwise disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs in 2022 to the Company’s performance.
					Value of Initial Fixed $100 Investment Based on Cumulative Total Shareholder Return
Year	Summary Compensation Table Total for Chief Executive Officer ($)(1)	Compensation Actually Paid to Chief Executive Officer ($)(2)	Average Summary Compensation Tables Total for NEOs other than CEO ($)(3)	Average Compensation Actually Paid to NEOs other than CEO ($)(3)	Columbia Financial Common Stock ($)	Peer Group Total Shareholder Return ($)(4)	Net Income (in thousands) ($)(5)	Bank Level Core ROAA(6)
2022	1,662,649	2,257,930	860,245	956,372	128	92	86,173	0.96%
2021	2,131,936	5,339,883	1,034,874	1,913,716	123	110	92,049	1.04%
2020	3,617,871	250,813	1,243,038	291,576	92	79	57,603	0.73%

(1)
As reported in the Summary Compensation Table on page 38 of this proxy statement. Thomas J. Kemly served as President and Chief Executive Officer for each of the years presented in the table.

(2)
Compensation actually paid to Mr. Kemly for each of the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2022 ($)	2021 ($)	2020 ($)
Total Annual Compensation in Summary Compensation Table	1,662,649	2,131,936	3,617,871
Plus/Minus: Aggregate Change in Pension Value	—	(366,796)	(1,751,023)
Increase/Decrease for “Service Cost” for Pension Plans	(16,229)	31,875	36,431
Plus/Minus: Change in Fair Value from prior year-end to current year-end of Awards granted prior to year that were Outstanding and Unvested as of year-end	240,345	3,225,045	(1,057,935)
Plus/Minus: Change in Fair Value from prior year-end to Vesting Date of Awards granted prior to current year that Vested during current year	371,165	317,823	(594,531)
Compensation Actually Paid	2,257,930	5,339,883	250,813

(3)
The named executive officers for each of the years presented were as follows: for 2022, Dennis E. Gibney, E. Thomas Allen, Jr., John Klimowich, Allyson Schlesinger and W. Justin Jennings; for 2021, Dennis E. Gibney, E. Thomas Allen, Jr., John Klimowich, Allyson Schlesinger and Oliver E. Lewis, Jr.; and for 2020, Dennis E. Gibney, E. Thomas Allen, Jr., John Klimowich, and Allyson Schlesinger. The average compensation actually paid to the executive officers other than the chief executive officer for each of the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2022 ($)	2021 ($)	2020 ($)
Total Average Compensation in Summary Compensation Table	860,245	1,034,874	1,243,038
Plus/Minus: Aggregate Change in Pension Value	—	(108,626)	(430,153)
Increase/Decrease for “Service Cost” for Pension Plans	(9,147)	26,558	23,589
Minus: Amounts Reported for Stock Awards in Summary Compensation Table	(81,002)	(83,999)	—
Minus: Amounts Reported for Option Awards in Summary Compensation Table	(54,000)	(56,000)	—
Plus: Fair Value of Awards Granted during the covered Fiscal Year that Remain Unvested as of that year end	78,960	147,310	—
Plus/Minus: Change in Fair Value from prior year-end to current year-end of Awards granted prior to year that were Outstanding and Unvested as of year-end	63,403	868,051	(348,854)
Plus/Minus: Change in Fair Value from prior year-end to Vesting Date of Awards granted prior to current year that Vested during current year	97,913	85,548	(196,045)
Compensation Actually Paid	956,372	1,913,716	291,576

(4)
The peer group members disclosed in the proxy statement changed in each of the three years in the covered period as two peers were sold and were replaced with a replacement peer company. The total shareholder returns for the peers that were sold includes the return for all full years but excludes partial periods. The replacement peer total shareholder return represents the return for the years the peer was included in the proxy statement for each of the covered periods, but not years prior to inclusion. See “Peer Group and Benchmarking” at page 30 for the 2022 peer group.

(5)
Net Income as reported on page 80 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022.

(6)
See Annex A — Non-GAAP Financial Measures for reconciliation to Bank Level Core ROAA.

Company Selected Measure Name	Bank Level Core ROAA
Named Executive Officers, Footnote [Text Block]
(1)
As reported in the Summary Compensation Table on page 38 of this proxy statement. Thomas J. Kemly served as President and Chief Executive Officer for each of the years presented in the table.
(3)
	The named executive officers for each of the years presented were as follows: for 2022, Dennis E. Gibney, E. Thomas Allen, Jr., John Klimowich, Allyson Schlesinger and W. Justin Jennings; for 2021, Dennis E. Gibney, E. Thomas Allen, Jr., John Klimowich, Allyson Schlesinger and Oliver E. Lewis, Jr.; and for 2020, Dennis E. Gibney, E. Thomas Allen, Jr., John Klimowich, and Allyson Schlesinger.
Peer Group Issuers, Footnote [Text Block]
(4)
The peer group members disclosed in the proxy statement changed in each of the three years in the covered period as two peers were sold and were replaced with a replacement peer company. The total shareholder returns for the peers that were sold includes the return for all full years but excludes partial periods. The replacement peer total shareholder return represents the return for the years the peer was included in the proxy statement for each of the covered periods, but not years prior to inclusion. See “Peer Group and Benchmarking” at page 30 for the 2022 peer group.

PEO Total Compensation Amount	$ 1,662,649	$ 2,131,936	$ 3,617,871
PEO Actually Paid Compensation Amount	$ 2,257,930	5,339,883	250,813
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation actually paid to Mr. Kemly for each of the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2022 ($)	2021 ($)	2020 ($)
Total Annual Compensation in Summary Compensation Table	1,662,649	2,131,936	3,617,871
Plus/Minus: Aggregate Change in Pension Value	—	(366,796)	(1,751,023)
Increase/Decrease for “Service Cost” for Pension Plans	(16,229)	31,875	36,431
Plus/Minus: Change in Fair Value from prior year-end to current year-end of Awards granted prior to year that were Outstanding and Unvested as of year-end	240,345	3,225,045	(1,057,935)
Plus/Minus: Change in Fair Value from prior year-end to Vesting Date of Awards granted prior to current year that Vested during current year	371,165	317,823	(594,531)
Compensation Actually Paid	2,257,930	5,339,883	250,813

Non-PEO NEO Average Total Compensation Amount	$ 860,245	1,034,874	1,243,038
Non-PEO NEO Average Compensation Actually Paid Amount	$ 956,372	1,913,716	291,576
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The average compensation actually paid to the executive officers other than the chief executive officer for each of the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2022 ($)	2021 ($)	2020 ($)
Total Average Compensation in Summary Compensation Table	860,245	1,034,874	1,243,038
Plus/Minus: Aggregate Change in Pension Value	—	(108,626)	(430,153)
Increase/Decrease for “Service Cost” for Pension Plans	(9,147)	26,558	23,589
Minus: Amounts Reported for Stock Awards in Summary Compensation Table	(81,002)	(83,999)	—
Minus: Amounts Reported for Option Awards in Summary Compensation Table	(54,000)	(56,000)	—
Plus: Fair Value of Awards Granted during the covered Fiscal Year that Remain Unvested as of that year end	78,960	147,310	—
Plus/Minus: Change in Fair Value from prior year-end to current year-end of Awards granted prior to year that were Outstanding and Unvested as of year-end	63,403	868,051	(348,854)
Plus/Minus: Change in Fair Value from prior year-end to Vesting Date of Awards granted prior to current year that Vested during current year	97,913	85,548	(196,045)
Compensation Actually Paid	956,372	1,913,716	291,576

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
The following table lists the most important financial performance measures used by us to link compensation actually paid to our named executive officers for 2022 to Company performance.
Bank Level Non-GAAP Core ROAA
Bank Level Net Interest Margin
Bank Level Non-GAAP Efficiency Ratio
NPAs to Assets
For explanations of these financial performance measures and reconciliation to the applicable amount measured in accordance with GAAP, see Annex A. For explanations of how these financial performance measures were used to determine 2022 pay for our chief executive officer and other named executive officers, see “Compensation Discussion and Analysis — 2022 Executive Compensation Components” on page 27.

Total Shareholder Return Amount	$ 128	123	92
Peer Group Total Shareholder Return Amount	92	110	79
Net Income (Loss)	$ 86,173,000	$ 92,049,000	$ 57,603,000
Company Selected Measure Amount	0.96	1.04	0.73
PEO Name	Thomas J. Kemly
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Bank Level Non-GAAP Core ROAA
Non-GAAP Measure Description [Text Block]	(6) See Annex A — Non-GAAP Financial Measures for reconciliation to Bank Level Core ROAA.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Bank Level Net Interest Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Bank Level Non-GAAP Efficiency Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	NPAs to Assets
Thomas J Kemly [Member] | Plus/Minus: Aggregate Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (366,796)	$ (1,751,023)
Thomas J Kemly [Member] | Increase/Decrease for “Service Cost” for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (16,229)	31,875	36,431
Thomas J Kemly [Member] | Plus/Minus: Change in Fair Value from prior year-end to current year-end of Awards granted prior to year that were Outstanding and Unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	240,345	3,225,045	(1,057,935)
Thomas J Kemly [Member] | Plus/Minus: Change in Fair Value from prior year-end to Vesting Date of Awards granted prior to current year that Vested during current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	371,165	317,823	(594,531)
Non-PEO NEO [Member] | Plus/Minus: Aggregate Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(108,626)	(430,153)
Non-PEO NEO [Member] | Increase/Decrease for “Service Cost” for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,147)	26,558	23,589
Non-PEO NEO [Member] | Plus/Minus: Change in Fair Value from prior year-end to current year-end of Awards granted prior to year that were Outstanding and Unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	63,403	868,051	(348,854)
Non-PEO NEO [Member] | Plus/Minus: Change in Fair Value from prior year-end to Vesting Date of Awards granted prior to current year that Vested during current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	97,913	85,548	$ (196,045)
Non-PEO NEO [Member] | Minus: Amounts Reported for Stock Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(81,002)	(83,999)
Non-PEO NEO [Member] | Minus: Amounts Reported for Option Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(54,000)	(56,000)
Non-PEO NEO [Member] | Plus: Fair Value of Awards Granted during the covered Fiscal Year that Remain Unvested as of that year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 78,960	$ 147,310